Earnings Per Common Share	12 Months Ended
Nov. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Common Share
NOTE 10—EARNINGS PER COMMON SHARE:
The following table sets forth the computation of basic and diluted earnings per common share for the periods indicated:

	Fiscal Years Ended November 30,
	2020	2019	2018
Basic earnings per common share:
Income from continuing operations attributable to common stockholders (1)	$330,780	$358,871	$242,338
Income from discontinued operations attributable to common stockholders (1)	192,497	137,248	54,915

Net income attributable to common stockholders (1)	$523,276	$496,119	$297,253
Weighted-average number of common shares - basic	50,900	50,669	41,215

Basic earnings per common share
Continuing operations	$6.50	$7.08	$5.88
Discontinued operations	3.78	2.71	1.33

Total basic net earnings per share	$10.28	$9.79	$7.21

Diluted earnings per common share:
Income from continuing operations attributable to common stockholders (1)	$330,802	$358,885	$242,348
Income from discontinued operations attributable to common stockholders (1)	192,510	137,255	54,918

Net income attributable to common stockholders (1)	$523,313	$496,139	$297,265
Weighted-average number of common shares - basic	50,900	50,669	41,215
Effect of dilutive securities:
Stock options and restricted stock units	337	267	236

Weighted-average number of common shares - diluted	51,237	50,936	41,451
Diluted earnings per common share
Continuing operations	$6.46	$7.05	$5.85
Discontinued operations	3.76	2.69	1.32

Total basic net earnings per share	$10.21	$9.74	$7.17

Anti-dilutive shares excluded from diluted earnings per share calculation	63	108	97

(1)	Restricted stock awards granted by the Company are considered participating securities. Income available to participating securities was immaterial in all periods presented.